Investment Portfolioas of August 31, 2023 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 166.4%
Alabama 1.1%
Alabama, Black Belt Energy Gas District, Gas Project Revenue:
Series B, 5.25% (a), 12/1/2053, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	385,000	406,040
Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc. (b)	400,000	417,489
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	331,258
		1,154,787
Alaska 1.5%
Alaska, Industrial Development & Export Authority, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2044	1,805,000	1,629,136
Arizona 3.1%
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	963,558
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	155,295
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	1,000,000	1,055,170
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	131,486
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, Series 2022, 144A, 4.0%, 6/15/2057	515,000	366,601
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	591,506
		3,263,616
California 8.7%
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	250,000	227,795
California, Infrastructure & Economic Development Bank, Pleasant Mattress, Inc. Project, Series A, 4.0% (c), 9/7/2023, LOC: Wells Fargo Bank NA	100,000	100,000
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	111,033
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,598,915
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	484,469
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	1,500,000	1,400,629
California, State General Obligation, 5.0%, 11/1/2043	1,300,000	1,302,740
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	455,000	455,249
Series B, AMT, 5.0%, 6/1/2048	60,000	58,993
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	55,000	49,230
Series A, 144A, 5.0%, 11/15/2051	125,000	109,159
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	925,000	904,941

Nuveen California Quality Municipal Income Fund:
Series 7, 144A, AMT, 4.13% (c), 9/7/2023, LIQ: Royal Bank of Canada	350,000	350,000
Series 1-1362, 144A, AMT, 4.15% (c), 9/7/2023, LIQ: Societe Generale	450,000	450,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	1,110,000	1,121,870
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	456,727
		9,181,750
Colorado 6.0%
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	500,000	423,832
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	500,000	448,091
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	234,904
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	674,274
Colorado, State Health Facilities Authority Revenue, Children's Hospital, Series A, 3.95% (c), 9/1/2023, LOC: TD Bank NA	800,000	800,000
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	1,000,000	1,006,574
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	260,000	244,721
Denver City & County, CO, Airport System Revenue, Series D, AMT, 5.75%, 11/15/2045	220,000	240,928
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	198,841
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.25%, 11/15/2043	600,000	600,190
Series A, AMT, 5.25%, 12/1/2043	535,000	550,852
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	261,570
Douglas County, CO, Rampart Range Metropolitan District No. 5, 4.0%, 12/1/2051	1,000,000	703,242
		6,388,019
Connecticut 0.2%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project, 144A, 4.0%, 4/1/2051	200,000	160,074
District of Columbia 2.7%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,083,566
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	200,182
Series A, AMT, 5.0%, 10/1/2043	850,000	850,774
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	288,897
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	250,000	219,849
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	340,000	250,563
		2,893,831
Florida 15.1%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	500,000	438,665
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	133,101
Series A, AMT, 4.0%, 10/1/2049	230,000	204,773

Broward County, FL, Port Facilities Revenue:
AMT, 5.25%, 9/1/2047	100,000	104,387
AMT, 5.5%, 9/1/2052	295,000	312,636
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	190,000	148,895
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (d)	216,251	11,894
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	335,000	313,216
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	65,000	63,902
Series A-1, 5.0%, 11/1/2058	105,000	102,280
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	206,113
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	212,136
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	500,000	489,495
Series A, 144A, 6.375%, 5/1/2053	200,000	195,553
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	1,200,000	1,163,038
Series A, 5.0%, 6/15/2050	265,000	254,349
Series A, 5.0%, 6/15/2055	460,000	435,464
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	500,000	510,258
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	20,000	19,382
Series B, 5.0%, 7/1/2042	20,000	19,382
Series A-1, 5.0%, 7/1/2051	15,000	13,986
Series B, 5.0%, 7/1/2051	30,000	27,972
Series A-1, 5.0%, 2/1/2057	50,000	45,694
Series B, 5.0%, 7/1/2057	30,000	27,405
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	450,000	450,912
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (a), 1/1/2049	155,000	150,023
Series A, 144A, AMT, 6.5% (a), 1/1/2049	170,000	163,620
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,552,915
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	1,000,000	731,579
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	797,413
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, 0%–6.61%, 5/1/2040 (e)	150,000	138,656
Series 2015-3, 6.61%, 5/1/2040* (d)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	365,000	332,280
4.375%, 5/1/2050	275,000	243,980
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	260,000	179,827
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	665,000	679,421
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	120,000	120,592

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	403,248
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	504,441
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	500,005
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	478,856
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	669,532
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.25%, 10/1/2052	385,000	395,649
Palm Beach County, FL, Health Facilities Authority, Jupiter Medical Center, Series A, 5.0%, 11/1/2052	400,000	377,864
Pinellas County, FL, Industrial Development Authority Revenue, Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	825,000	819,595
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	279,736
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	500,000	543,166
		15,967,288
Georgia 4.6%
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	72,045
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	555,000	494,838
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	213,323
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	225,000	202,324
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	775,000	639,919
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	506,489
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,232,012
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,007,732
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	450,000	413,443
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.12% (c), 9/7/2023, LIQ: JPMorgan Chase Bank NA	100,000	100,000
		4,882,125
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	695,571
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	745,000	503,061
		1,198,632
Illinois 16.5%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	108,124
Series A, 5.0%, 12/1/2033	100,000	102,864
Series H, 5.0%, 12/1/2036	245,000	246,967
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	502,414
Series A, 5.0%, 1/1/2044	200,000	202,040
Series A, 6.0%, 1/1/2038	555,000	585,171
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	945,893

Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,559,893
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,000,271
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	975,000	981,535
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	124,990
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	95,000	84,502
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	390,000	391,753
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,733,455
Illinois, State Finance Authority Revenue, Evangelical Retirement Homes, 5.0%, 2/15/2037* (d)	1,000,000	400,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	525,055
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2055	1,400,000	1,144,695
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	526,364
5.0%, 2/1/2029	495,000	515,860
Series A, 5.0%, 10/1/2033	620,000	654,048
Series B, 5.0%, 10/1/2033	395,000	416,692
5.0%, 2/1/2039	2,000,000	2,000,331
5.0%, 5/1/2039	315,000	315,055
Series A, 5.0%, 12/1/2042	435,000	441,622
5.5%, 5/1/2039	385,000	413,495
Series C, 5.5%, 10/1/2045	500,000	539,730
5.75%, 5/1/2045	590,000	634,593
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	390,538
		17,487,950
Indiana 1.5%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	1,000,000	1,021,813
Indiana, State Finance Authority, Franciscan Alliance Inc., Obligated Group, Series J, 3.95% (c), 9/1/2023, LOC: Barclays Bank PLC	100,000	100,000
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	290,000	290,948
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	120,000	122,834
		1,535,595
Iowa 1.2%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	100,000	101,330
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	1,000,000	823,973
Iowa, Tobacco Settlement Authority Revenue:
“2", Series B-2, Zero Coupon, 6/1/2065	445,000	48,529
“2", Series B1, 4.0%, 6/1/2049	280,000	272,948
		1,246,780
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	230,000	210,641

Kentucky 0.8%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	121,764
Series A, 5.25%, 6/1/2041	190,000	192,243
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	510,000	509,648
		823,655
Louisiana 1.7%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	430,806
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,005,450
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	345,000	359,879
		1,796,135
Maryland 3.9%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	1,065,000	1,016,605
Maryland, State Community Development Administration, Department of Housing & Community Development, Residential Revenue, Series D, 5.05%, 3/1/2047	500,000	508,622
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, 5.0%, 7/1/2056	1,225,000	1,241,162
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	377,873
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,006,545
		4,150,807
Massachusetts 7.3%
Massachusetts, Educational Financing Authority, Issue M:
Series B, AMT, 2.0%, 7/1/2037	135,000	112,202
Series C, AMT, 3.0%, 7/1/2051	1,470,000	962,523
Series C, AMT, 4.125%, 7/1/2052	1,000,000	795,261
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,187,284
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.95% (c), 9/1/2023, LOC: Bank of America NA	100,000	100,000
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	585,000	519,816
Massachusetts, State Water Resources Authority, Series A1, 4.08% (c), 9/7/2023, SPA: JPMorgan Chase Bank NA	100,000	100,000
		7,777,086
Michigan 0.7%
Michigan, Economic Development Corp., Holland Home Obligated Group, Series 2021, 4.0%, 11/15/2045	750,000	556,839
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	91,655
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series C, 4.0%, 6/1/2049	130,000	115,420
		763,914
Minnesota 2.3%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2053	565,000	562,951

Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	205,945
Minnesota, State Housing Finance Agency, Series L, AMT, 5.35%, 7/1/2036	660,000	680,356
Minnesota, State Office of Higher Education Revenue:
AMT, 2.65%, 11/1/2038	170,000	152,788
AMT, 4.0%, 11/1/2042	855,000	783,980
		2,386,020
Missouri 1.6%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,016,634
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	304,719
Series A, 5.0%, 2/1/2046	65,000	60,444
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	149,780
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	162,707
		1,694,284
Nebraska 0.1%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	72,514
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	1,500,000	184,806
New Hampshire 0.7%
New Hampshire, Business Finance Authority Revenue, Series 2, 4.0%, 10/20/2036	741,628	695,591
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (d)	83,479	18,365
Series A, 144A, 6.25%, 7/1/2042* (d)	104,348	22,957
		736,913
New Jersey 6.9%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	600,000	620,263
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	38,091
Series QQQ, 4.0%, 6/15/2050	40,000	37,549
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	125,000	130,960
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	962,131
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	705,000	498,065
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	189,584
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	1,000,000	1,012,984
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	118,035
Series A, 5.0%, 6/15/2047	130,000	132,720
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	495,000	415,127

New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	340,000	343,092
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	205,000	168,741
Series B, AMT, 3.5%, 12/1/2039	140,000	132,579
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	135,000	138,243
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	175,000	166,020
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,440,321
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series AA, 4.0%, 6/15/2050	180,000	165,775
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	525,000	542,277
		7,252,557
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	340,000	302,627
New York 9.4%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	604,191
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	44,765
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,023,349
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027	215,000	222,560
Series D, 5.0%, 11/15/2033	500,000	526,745
Series D, 5.0%, 11/15/2038	275,000	274,970
Series C-1, 5.25%, 11/15/2055	1,605,000	1,651,343
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D3, 4.0%, 11/15/2049	500,000	447,586
New York, State Dormitory Authority Revenue, State University, Series A, 5.0%, 7/1/2053 (b)	415,000	439,390
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	50,000	43,973
Series A, 4.0%, 7/1/2052	60,000	51,493
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group, Inc.	445,000	446,108
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, Series A, AMT, 5.0%, 1/1/2031	100,000	103,029
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 4.0%, 12/1/2042	300,000	272,521
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,200,219
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	60,750
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	1,000,000	879,955
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B, 5.0%, 5/1/2048	1,000,000	1,064,697
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	630,534
		9,988,178

North Carolina 1.0%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre, Prerefunded, 5.0%, 10/1/2042	260,000	279,398
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.98% (c), 9/1/2023, LOC: Royal Bank of Canada	800,000	800,000
		1,079,398
Ohio 6.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	3,320,000	3,039,380
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	445,085
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,290,461
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	617,766
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	67,728
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	208,646
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	427,383
Ohio, State Housing Finance Agency Revenue, Series B, 4.95%, 9/1/2054 (b)	1,000,000	1,013,695
		7,110,144
Oklahoma 0.7%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	240,000	222,110
Series A, 5.5%, 8/15/2041	285,000	268,023
Series A, 5.5%, 8/15/2044	300,000	279,774
		769,907
Oregon 0.6%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	675,801
Pennsylvania 7.5%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	49,010
5.0%, 12/1/2053	170,000	129,189
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	600,000	547,935
5.25%, 7/1/2041	100,000	90,529
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	159,798
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	319,838
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	264,864
5.0%, 6/1/2035	125,000	131,939
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	747,010
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,014,071
5.0%, 12/31/2038	1,000,000	1,004,493
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	1,500,000	1,629,191
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	238,148	251,795

Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	140,000	151,022
Series FIRST, 5.0%, 12/1/2040	145,000	154,538
Series FIRST, 5.0%, 12/1/2041	145,000	153,782
Series C, 5.0%, 12/1/2044	240,000	242,717
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	460,000	330,627
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	517,936
		7,890,284
South Carolina 2.6%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	1,674,263
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,073,483
		2,747,746
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	410,000	307,898
Tennessee 1.6%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	260,000	267,835
Series A, 5.0%, 7/1/2044	400,000	402,554
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	250,000	251,808
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	500,000	354,927
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	400,000	413,847
		1,690,971
Texas 12.0%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	230,000	236,228
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	764,475
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,256,171
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	1,000,000	841,469
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	667,650
5.0%, 1/1/2048	1,040,000	1,064,057
5.0%, 1/1/2050	315,000	321,827
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	55,000	45,839
Series A, 5.0%, 10/1/2051	160,000	123,303
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	455,000	375,405
Series A, 4.0%, 4/1/2054	235,000	183,958
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,024,029
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	945,731
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series D, 5.0%, 11/15/2051	1,000,000	1,032,068

Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	84,920
Series A, 5.0%, 8/1/2038	300,000	296,725
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, Prerefunded, 5.0%, 4/1/2053	500,000	500,492
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	592,245
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	275,000	214,314
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (d)	460,000	480,700
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	545,000	577,533
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, Series A, AMT, 6.75%, 6/30/2043	280,000	280,498
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	829,802
		12,739,439
Utah 2.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2042	595,000	604,052
Series A, AMT, 5.0%, 7/1/2043	190,000	193,773
Series A, AMT, 5.0%, 7/1/2048	115,000	116,665
Utah, Infrastructure Agency Telecommunication Revenue:
Series A, 4.0%, 10/15/2036	435,000	386,730
Series A, 4.0%, 10/15/2041	100,000	81,850
Series A, 4.0%, 10/15/2042	215,000	173,204
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	300,000	271,049
4.0%, 10/15/2048	320,000	276,499
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	143,296
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	290,138
		2,537,256
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.25%, 10/1/2052	500,000	441,366
Virginia 4.4%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050* (d)	220,000	132,000
Series A, 5.375%, 9/1/2054* (d)	500,000	300,000
Virginia, Housing Development Authority Revenue, Series G, 5.15%, 11/1/2052	1,000,000	1,013,907
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	96,966
144A, 5.0%, 9/1/2045	600,000	551,951
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	240,000	207,649
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	150,000	136,926

Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	1,000,000	1,002,685
AMT, 5.0%, 12/31/2049	250,000	250,413
AMT, 5.0%, 12/31/2052	915,000	912,141
		4,604,638
Washington 5.7%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	421,479
AMT, 5.0%, 4/1/2044	1,000,000	1,023,016
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	735,000	548,732
4.0%, 7/1/2031	1,000,000	956,781
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	1,000,000	1,021,444
Washington, State Housing Finance Commission, Emerald Heights:
Series B-2, 4.0%, 7/1/2026	390,000	389,776
Series B-1, 4.75%, 7/1/2027	120,000	119,909
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	363,706
Series A, 144A, Prerefunded, 7.375%, 1/1/2044	1,000,000	1,011,371
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	40,189
Series A, 144A, 5.0%, 7/1/2048	115,000	83,020
Series A, 144A, 5.0%, 7/1/2053	75,000	52,573
		6,031,996
West Virginia 1.9%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125% (a), 7/1/2045	1,250,000	1,232,809
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	400,000	406,445
Series A, 5.0%, 6/1/2047	405,000	408,937
		2,048,191
Wisconsin 11.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	461,501
Series B, 5.0%, 7/1/2048	1,340,000	990,104
Series B, 5.0%, 7/1/2053	250,000	178,637
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd.:
Series A, 4.0%, 6/15/2061	1,115,000	780,538
5.5%, 6/15/2062	1,000,000	946,412
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	770,000	838,277
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	187,875
5.0%, 7/1/2052	90,000	83,066
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	2,055,000	1,630,173
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	741,473
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	310,000	234,118

Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	100,000	81,368
144A, 4.0%, 4/1/2052	100,000	74,350
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	438,167
144A, 5.75%, 5/1/2054	330,000	264,646
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	890,345
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	1,150,000	1,136,242
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	57,471
144A, 5.0%, 10/1/2048	510,000	436,073
144A, 5.0%, 10/1/2053	250,000	207,260
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054 (b)	1,430,000	1,553,116
		12,211,212
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	69,674
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	105,000	105,193
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	110,000	110,202
		285,069
Puerto Rico 7.1%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 5.0%, 7/1/2047	1,000,000	960,909
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	2,462,048	2,129,072
Series A1, 4.0%, 7/1/2046	250,000	208,119
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,476,000	968,164
Series A-1, 4.75%, 7/1/2053	3,500,000	3,281,179
		7,547,443
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	477,733	347,182
Total Municipal Investments (Cost $183,856,999)		176,195,661

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 4.18% (f) (Cost $38,036)	38,036	38,036

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $183,895,035)	166.4	176,233,697
Series 2020-1 VMTPS, net of deferred offering costs	(66.1)	(69,983,764)
Other Assets and Liabilities, Net	(0.3)	(328,063)
Net Assets Applicable to Common Shareholders	100.0	105,921,870

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$176,195,661	$—	$176,195,661
Open-End Investment Companies	38,036	—	—	38,036
Total	$38,036	$176,195,661	$—	$176,233,697

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH3
R-080548-2 (1/25)